Commitments and contingencies (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Operating leases	$ 1,612
Commitments for property, plant and equipment and intangible assets	4,003
Purchase obligations	2,851
Total	8,466
Operating leases, rent expense	$ 352	$ 399
Bottom of range
Disclosure of contingent liabilities [line items]
Operating leases, term of contract	1 year
Top of range
Disclosure of contingent liabilities [line items]
Operating leases, term of contract	40 years
2019
Disclosure of contingent liabilities [line items]
Operating leases	$ 317
Commitments for property, plant and equipment and intangible assets	1,029
Purchase obligations	618
Total	1,964
2020
Disclosure of contingent liabilities [line items]
Operating leases	286
Commitments for property, plant and equipment and intangible assets	784
Purchase obligations	525
Total	1,595
2021
Disclosure of contingent liabilities [line items]
Operating leases	244
Commitments for property, plant and equipment and intangible assets	623
Purchase obligations	484
Total	1,351
2022
Disclosure of contingent liabilities [line items]
Operating leases	187
Commitments for property, plant and equipment and intangible assets	484
Purchase obligations	434
Total	1,105
2023
Disclosure of contingent liabilities [line items]
Operating leases	142
Commitments for property, plant and equipment and intangible assets	385
Purchase obligations	271
Total	798
THERE- AFTER
Disclosure of contingent liabilities [line items]
Operating leases	436
Commitments for property, plant and equipment and intangible assets	698
Purchase obligations	519
Total	$ 1,653